Condensed Financial Information of DHT Holdings, Inc. - Equity reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity Reconciliation [Abstract]
Equity of the parent company only under cost method of accounting	$ 939,154	$ 1,037,838
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	22,762	(16,253)
Equity of the parent company only under equity method of accounting	$ 961,915	$ 1,021,586